10. LOSS PER SHARE	12 Months Ended
Dec. 31, 2017
Notes
10. LOSS PER SHARE

10. LOSS PER SHARE

Basic and diluted loss per share

The calculation of basic and diluted loss per share for the year ended December 31, 2017 was based on the loss attributable to common shareholders of $1,906,297 (2016 – $1,872,121; 2015 - $1,548,930) and a weighted average number of common shares outstanding of 80,787,810 (2016 – 63,766,095; 2015 – 49,641,824).

Diluted loss per share did not include the effect of 6,245,000 share purchase options, 510,250 finder’s options and 34,637,000 warrants outstanding at year end (2016 – 6,055,000 share purchase options, 662,850 finder’s options and 40,857,000 warrants; 2015 – 4,680,000 share purchase options, 769,400 finder’s options and 35,863,334 warrants) as they are anti-dilutive.